Long-term Investments - Additional information (Details) $ in Thousands	1 Months Ended		12 Months Ended
	Jul. 31, 2015 CNY (¥)	Aug. 31, 2013 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥) LimitedPartnership	Dec. 31, 2020 CNY (¥)
Investments in equity method investees
Consideration in cash			¥ 705,907,000	$ 102,347	¥ 1,124,429,000	¥ 345,662,000
Equity investments with readily determinable fair values
Fair value gain/(loss) of equity investments with readily determinable fair values			(3,414,700,000)		91,100,000	720,600,000
Investment income, net
Investments in equity method investees
Equity share of earnings			1,259,900,000		1,575,500,000	172,500,000
Equity investments without readily determinable fair value
Upward adjustments to the carrying value of equity securities without readily determinable fair value			0		380,800,000	0
Gain related to the disposal of the Group's investments in equity securities without readily determinable fair value			1,784,900,000		172,500,000	36,100,000
Yixin
Investments in equity method investees
Consideration in cash	¥ 127,500,000	¥ 200,000,000.0
Percentage of equity interest acquired	35.00%	27.00%
Impairment of equity investment			197,700,000
Limited partnership invested to operate online game business
Investments in equity method investees
Aggregated cash consideration					¥ 1,643,200,000
Number of limited partnerships invested | LimitedPartnership					5
Limited partnerships invested to operate online game business, one
Investments in equity method investees
Consideration in cash			32,900,000
Limited partnerships invested to operate online game business, two
Investments in equity method investees
Consideration in cash			58,100,000
Limited partnerships invested to operate online game business, three
Investments in equity method investees
Consideration in cash			121,400,000
Alibaba
Equity investments with readily determinable fair values
Equity investments with readily determinable fair values			1,099,000,000.0
Huatai
Equity investments with readily determinable fair values
Equity investments with readily determinable fair values			374,100,000
Cash dividends received			21,100,000		¥ 18,900,000	12,700,000
Shenzhen Transsion Holding Limited
Equity investments with readily determinable fair values
Equity investments with readily determinable fair values			283,300,000
AppLovin Corporation
Equity investments with readily determinable fair values
Equity investments with readily determinable fair values			257,700,000
Embracer Group AB
Equity investments with readily determinable fair values
Equity investments with readily determinable fair values			247,500,000
Devolver Digital, Inc
Equity investments with readily determinable fair values
Equity investments with readily determinable fair values			187,800,000
tinyBuild Inc
Equity investments with readily determinable fair values
Equity investments with readily determinable fair values			117,900,000
Certain of equity investments | Investment income, net
Equity investments without readily determinable fair value
Impairment provision related to certain of the equity investments without readily determinable fair value			¥ 85,200,000		¥ 19,200,000	¥ 55,600,000